Convertible Senior Notes - Summary of Convertible Debt (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Offering costs, tax	$ 112
Convertible Debt | 0.125% Convertible Senior Notes Due 2025
Debt Instrument [Line Items]
Principal	920,000
Unamortized discounts	(152,558)
Unamortized offering costs	(9,434)
Net carrying amount	758,008
Proceeds allocated to the conversion option (debt discount)	160,804
Allocated offering costs, net of tax of $112	(1,994)
Net carrying amount	$ 158,810